Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables from the government of Israel:
Value added tax authorities	$ 61	$ 93
Prepaid expenses	274	144
Other current assets	$ 335	$ 237